RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

The following is a list of material related parties of the Group during the periods presented:

No.	Name of related parties	Relationship
1	HO SAY SAN	Shareholder and director of the Group
2	CHOO YEOW	Shareholder and director of the Group
3	Gokika Global Limited*	Controlled by immediate family member of the Group’s co-CEO, Shang Ju (Czhang) Lin
4	Rentei International Limited*	Controlled by immediate family member of the Group’s co-CEO, Shang Ju (Czhang) Lin
5	BlackTea Hong Kong Limited	Controlled by Ms Crystal Zhang, a founder of ARC Group Limited
6	ARC Group Limited	Significant shareholder of the Company
7	The Sire Group Ltd.	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

*	Become related parties since November 2025.

Transactions with related parties

Significant transactions with related parties were as follows:

		For the Years Ended July 31,
		2024	2025	2026
Name	Nature
HO SAY SAN	Borrowing from a related party	$111,690	$-	$-
	Repayment of the borrowing from a related party	143,602	-	-
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	355,450	-	-
ARC Group Limited	Payment of settlement fees to a former employee on behalf of the Company	-	-	800,000
	Receipt the Series B preferred shares issued by the Company	-	-	800,000

Purchases from related parties

For the years ended July 31, 2024, 2025 and 2026, the Group purchased products and services from its related parties as follows:

	For the Years Ended July 31,
	2024	2025	2026
Purchases from related parties
Included in general and administrative expenses:
Consulting service from Gokika Global Limited	$-	$-	$200,372
Consulting service from Rentei International Limited	-	-	400,745
Consulting service from BlackTea Hong Kong Limited			850,065
Total	$-	$-	$1,451,182

As of July 31, 2025 and 2026, the Group had prepaid expenses from its related parties as follows:

	As of July 31,	As of July 31,
	2025	2026
Prepaid expenses - related parties (Note 4):
Gokika Global Limited	$-	$1,135,443
Rentei International Limited	-	935,071
BlackTea Hong Kong Limited		485,751
Total	$-	$2,556,265

There were no other balances due from or due to related parties as of July 31, 2025 and 2026.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Guarantee provided by related parties

HO SAY SAN and CHOO YEOW provided guarantee for the Group’s bank borrowings (Refer to Note 7).